Capital Stock	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Capital Stock
15.	Capital Stock

The authorized capital stock of Teekay Tankers Ltd. at December 31, 2015 and 2014, was 100,000,000 shares of Preferred Stock, with a par value of $0.01 per share, 200,000,000 shares of Class A common stock, with a par value of $0.01 per share, and 100,000,000 shares of Class B common stock, with a par value of $0.01 per share. The shares of Class A common stock entitle the holder to one vote per share while the shares of Class B common stock entitle the holder to five votes per share, subject to a 49% aggregate Class B common stock voting power maximum. As at December 31, 2015, the Company had 132.8 million shares of Class A common stock (2014 – 95.3 million), 23.2 million shares of Class B common stock (2014 – 16.7 million) and no shares of Preferred Stock issued and outstanding (2014 – nil).

Commencing in December 2015, the Company adopted a new dividend policy under which quarterly dividends were set to range from 30% to 50% of its quarterly adjusted net income, subject to the discretion of its Board of Directors, with a minimum quarterly dividend of $0.03 per share. Adjusted net income is a non-GAAP measure which excludes specific items affecting net income that are typically excluded by securities analysts in their published estimates of our financial results. Prior to the change, the Company had a fixed dividend policy whereby annual dividends were set at an amount of $0.12 per share, payable quarterly. Subject to preferences that may apply to any shares of preferred stock outstanding at the time, the holders of Class A common stock and Class B common stock are entitled to share equally in any dividends that the Board of Directors declares from time to time out of funds legally available for dividends.

Upon the Company’s liquidation, dissolution or winding-up, the holders of Class A common stock and Class B common stock shall be entitled to share equally in all assets remaining after the payment of any liabilities and the liquidation preferences on any outstanding preferred stock. Shares of the Company’s Class A common stock are not convertible into any other shares of the Company’s capital stock. Each share of Class B common stock is convertible at any time at the option of the holder thereof into one share of Class A common stock. Upon any transfer of shares of Class B common stock to a holder other than Teekay (or any of its affiliates or any successor to Teekay’s business or to all or substantially all of its assets), such shares of Class B common stock shall automatically convert into Class A common stock upon such transfer. In addition, all shares of Class B common stock will automatically convert into shares of Class A common stock if the aggregate number of outstanding shares of Class A common stock and Class B common stock beneficially owned by Teekay and its affiliates falls below 15% of the aggregate number of outstanding shares of common stock. All such conversions will be effected on a one-for-one basis.

Stock-based compensation

As at December 31, 2015, the Company had reserved under its 2007 Long-Term Incentive Plan a total of 4,000,000 shares of Class A common stock for issuance pursuant to awards to be granted (2014 – 4,000,000 Class A common stock). For the year ended December 31, 2015, a total of 51,948 shares (2014 – 17,073 shares) of Class A common stock were granted and issued to the Company’s non-management directors as part of their annual compensation. For the year ended December 31, 2013, 142,157 shares of Class A common stock have been granted and delivered to non-management directors as part of the Directors’ annual compensation. These Class A common shares were purchased on the open market rather than issuing shares from authorized capital. The compensation relating to the granting of such stock has been included in general and administrative expenses in the amounts of $0.3 million, $0.1 million and $0.4 million for the years ended December 31, 2015, 2014, and 2013, respectively.

The Company also grants options and restricted stock units as incentive-based compensation under the Teekay Tankers Ltd. 2007 Long-Term Incentive Plan to certain non-management directors of the Company and to certain employees of Teekay subsidiaries that provide services to the Company. The Company measures the cost of such awards using the grant date fair value of the award and recognizes that cost, net of estimated forfeitures, over the requisite service period. The requisite service period consists of the period from the grant date of the award to the earlier of the date of vesting or the date the recipient becomes eligible for retirement. For stock-based compensation awards subject to graded vesting, the Company calculates the value for the award as if it was one single award with one expected life and amortizes the calculated expense for the entire award on a straight-line basis over the requisite service period. The compensation cost of the Company‘s stock-based compensation awards is reflected in general and administrative expenses in the Company’s consolidated statements of income (loss).

During 2015, the Company granted 58,434 stock options with an exercise price of $5.39 per share to an officer of the Company. Each stock option granted has a ten-year term and vests equally over three years from the grant date. In June 2014, the Company granted 0.1 million stock options with an exercise price of $4.25 per share to an officer of the Company. These stock options have a ten-year term and vest equally over three years from the grant date. In March 2014, the Company granted 0.2 million stock options with an exercise price of $4.10 per share to non-management directors of the Company. These stock options have a ten-year term and vest immediately.

The weighted-average fair value of the stock options granted during March 2015 was $1.97 per option, estimated on the grant date using the Black-Scholes option pricing model. The following assumptions were used in computing the fair value of the stock options granted: expected volatility of 49.0%; expected life of five years; dividend yield of 2.09%; and risk-free interest rate of 1.38%. The expected life of the stock options granted was estimated using the historical exercise behavior of employees of Teekay that receive stock options from Teekay. The expected volatility was based on historical volatility as calculated using historical data during the five years prior to the grant date.

The weighted-average grant-date fair value of stock options granted in June 2014 and March 2014 was $1.38 per option and $1.37 per option, respectively, estimated on the grant date using the Black-Scholes option pricing model. The following assumptions were used in computing the fair value of the stock options granted: expected volatility of 46.0% for the June 2014 grant and 47.7% for the March 2014 grant; expected life of five years; dividend yield of 2.8% for the June 2014 grant and 2.9% for the March 2014 grant; and risk-free interest rate of 1.6%. The expected life of the stock options granted was estimated using the historical exercise behavior of employees of Teekay that receive stock options from Teekay. The expected volatility was based on historical volatility as calculated using historical data during the five years prior to the grant date.

A summary of the Company’s stock option information for the years ended December 31, 2015 and 2014 is as follows:

	December 31, 2015		December 31, 2014
	Options (#)	Weighted- Average Exercise Price ($)	Options (#)	Weighted- Average Exercise Price ($)
Outstanding - beginning of year	263,175	4.16	—	—
Granted	58,434	5.39	263,175	4.16

Outstanding - end of year	321,609	4.39	263,175	4.16

Exercisable - end of year	188,920	4.13	152,346	4.10

A summary of the Company’s non-vested stock option activity and related information for the years ended December 31, 2015 and 2014 is as follows:

	December 31, 2015		December 31, 2014
	Options #	Weighted- Average Grant Date Fair Value ($)	Options #	Weighted- Average Grant Date Fair Value ($)
Outstanding non-vested stock options - beginning of year	110,829	4.25	—	—
Granted	58,434	5.39	110,829	4.25
Vested	(36,574)	4.25	—	—

Outstanding non-vested stock options - end of year	132,689	4.75	110,829	4.25

As of December 31, 2015, there was $0.2 million (2014 - $0.1 million, 2013 - $nil) of total unrecognized compensation cost related to non-vested stock options granted. During the year ended December 31, 2015, the Company recognized $0.1 million (2014 - $0.2 million, 2013 - $nil) of expenses related to the stock options.

As at December 31, 2015, the intrinsic value of the outstanding in-the-money stock options was $0.8 million (2014 - $0.2 million) and the intrinsic value of the exercisable stock options was $0.5 million. (2014 - $0.1 million). As at December 31, 2015, the weighted-average remaining life of options vested and expected to vest was 8.6 years, weighted-average remaining life of the 188,920 exercisable stock options was 8.2 years and the weighted-average exercise price was $4.13. As at December 31, 2014, the weighted-average remaining life of options vested and expected to vest was 9.2 years, weighted-average remaining life of the 152,346 exercisable stock options was 9.2 years and the weighted-average exercise price was $4.10.

During 2015, the Company granted 0.2 million restricted stock units to the officers of the Company and to certain employees of Teekay subsidiaries that provide services to the Company, with an aggregate fair value of $1.0 million. During 2014, the Company granted 0.6 million restricted stock units to certain employees of Teekay subsidiaries that provide services to the Company with an aggregate fair value of $2.3 million. Each restricted stock unit is equal in value to one share of the Company’s common shares plus reinvested dividends from the grant date to the vesting date. The restricted stock units vest equally over three years from the grant date. Any portion of a restricted stock unit award that is not vested on the date of a recipient’s termination of service is cancelled, unless their termination arises as a result of the recipient’s retirement and, in that case, the restricted stock unit award will continue to vest in accordance with the vesting schedule. Upon vesting, the value of the restricted stock unit awards, net of withholding taxes, is paid to each recipient in the form of common shares.

For the year ended December 31, 2015, the Company recorded an expense of $1.4 million (2014 - $1.2 million, 2013 - $0.7 million) related to the restricted stock units in general and administrative expenses. During the year ended December 31, 2015, 351,096 restricted stock units with a market value of $2.3 million vested and that amount, net of withholding taxes, was paid to the grantees by issuing 201,564 shares of Class A common stock. During the year ended December 31, 2014, 122,146 restricted stock units with a market value of $0.6 million vested and that amount, net of withholding taxes, was paid to the grantees by issuing 68,322 shares of Class A common stock.